MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio
MainStay VP Bond Portfolio
MainStay VP Indexed Bond Portfolio
(the “Portfolios”)

Supplement dated May 4, 2018 (“Supplement”) to the Prospectus,

Summary Prospectuses and Statement of Additional Information (“SAI”), each dated May 1, 2018

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectuses and SAI.

1.	Effective immediately, Mr. AJ Rzad is a portfolio manager for the Portfolios. The table in the sections entitled “Management” of the Prospectus and Summary Prospectuses for each Portfolio are amended to include the following:

Subadvisors	Portfolio Managers	Service Date
NYL Investors LLC	AJ Rzad, Managing Director	Since May 2018

2.	Effective immediately, Donald F. Serek will no longer serve as a portfolio manager of the Portfolios. All references to Mr. Serek are deleted in their entirety.

3.	In the section of the Prospectus entitled “The Fund and its Management,” the subsection entitled “Portfolio Manager Biographies,” is amended to include the following:

AJ Rzad, CFA	Mr. Rzad has managed the MainStay VP Balanced, MainStay VP Bond, and MainStay VP Indexed Bond Portfolios since May 2018. He is a Managing Director of NYL Investors. Mr. Rzad has more than 25 years of investment management and financial services experience. Mr. Rzad joined New York Life in 2000 and recently served as Head of the Investment Grade Credit team where he oversaw all investment activity related to the public investment grade asset class. Prior to joining New York Life, Mr. Rzad held various investment related positions at MetLife, Lehman Brothers and PaineWebber. Mr. Rzad received a B.S. and an M.B.A from Cornell University and is a CFA® charterholder.

4.	The SAI section entitled “Portfolio Managers” is amended as follows:

a.	The table beginning on page 106 is amended to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	PORTFOLIOS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANIES	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
AJ Rzad*	MainStay VP Balanced Portfolio, MainStay VP Bond Portfolio, MainStay VP Indexed Bond Portfolio	2 RICs $334,484,994	7 Accounts $2,773,127,847	18 Accounts $11,149,986,080	0	0	0

* The information presented for Mr. Rzad is as of March 31, 2018.

b.	The table beginning on page 118 is amended to include the following:

PORTFOLIO MANAGER	PORTFOLIO	$RANGE OF OWNERSHIP
AJ Rzad*	None	$0

* The information presented for Mr. Rzad is as of March 31, 2018.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

2